SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling, general and administrative, research and development expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Selling expense	$ 735,031	$ 592,839	$ 961,679
General and administrative expense	17,485,423	2,724,188	2,831,444
Research and development expense	672,669	1,361,499	568,470
Total	$ 18,893,123	$ 4,678,526	$ 4,361,593